8. INTANGIBLE ASSETS (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense	$ 129,999	$ 0